Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Other Intangible Assets, Net [Abstract]
Schedule of other intangible assets, net
	Weighted average remaining useful life (years)	December 31,
		2022	2021
Original amounts:

Customer relationships	6.7	$55,178	$57,317
Technology	3.3	70,264	70,123
Patents	1.5	1,364	1,544

		126,806	128,984

Accumulated amortization:

Customer relationships		27,717	23,940
Technology		53,832	46,960
Patents		1,254	1,145

		82,803	72,045

Other intangible assets, net		$44,003	$56,939

Schedule of other Intangible assets future amortization expense
2023	$11,751
2024	8,862
2025	6,665
2026	6,412
Thereafter	10,313

$44,003